Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Noncurrent assets
Intangible assets	€ 6,850	€ 7,400
Property, plant and equipment	5,643	6,808
Right-of-use assets	13,635	15,351
Investment in Joint Venture	2,784
Derivative assets	799	510
Other assets	3,425	2,911
Non-current assets	33,136	32,980
Current assets
Inventories	2,463	1,819
Trade receivables and contract assets	19,415	16,548
Other assets	3,042	5,514
Cash and cash equivalents	19,099	35,951
Current assets	44,019	59,832
Assets	77,155	92,812
Equity
Issued capital	3,478	3,307
Capital reserve	148,308	145,369
Accumulated deficit and other reserves	(177,068)	(141,265)
Noncontrolling interests	0
Equity	(25,282)	7,411
Noncurrent liabilities
Noncurrent loans	39,880	40,051
Lease liabilities	12,399	13,125
Deferred tax liabilities	407	35
Government grants	5,701	6,687
Derivative liabilities	242	376
Warrant liability	394	260
Other liabilities	48	202
Non-current liabilities	59,071	60,736
Current liabilities
Government grants	984	1,263
Current loans	25,882	4,635
Lease liabilities	2,178	2,311
Liabilities from income taxes	87	89
Trade payables	5,628	6,317
Other liabilities	8,607	10,050
Current liabilities	43,366	24,665
Equity and liabilities	€ 77,155	€ 92,812